Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended
	May 31, 2025	May 27, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
Alpha Brands(TM) Consumption Leaders ETF
Account Value [Line Items]
Accumulated Value	$ 9,993	$ 10,000	$ 10,356	$ 10,370	$ 10,591	$ 10,988	$ 10,764	$ 10,487	$ 10,475
S&P 500 TR
Account Value [Line Items]
Accumulated Value	$ 9,985	$ 10,000	$ 10,492	$ 10,728	$ 10,945	$ 11,345	$ 11,610	$ 11,639	$ 11,646